Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Purchase obligations
	2013	2014	2015	Total

Drillship Shipbuilding contracts	1,179,776	-	387,100	1,566,876
Total obligations	$1,179,776	$-	$387,100	$1,566,876